Commitments and contingencies	12 Months Ended
Dec. 31, 2024
Commitments and contingencies
Commitments and contingencies
22.	Commitments and contingencies
Capital commitments
As of December 31, 2023 and 2024, the Group has contracted for capital expenditures of RMB1,060,084 and RMB1,199,691, respectively.
Other commitments
The Group has the following commitments:
As of December 31, 2023 and 2024, the Group has investment commitment of RMB
799.5
million and RMB
654.0
million, respectively.
Contingencies
The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending legal proceeding to which the Group is a party will have a material effect on its business, results of operations or cash flows.